Shareholders Equity (Unaudited) (USD $) In Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Due from Executive Officer	Retained Earnings / Accumulated Deficit	Stockholders’ Equity	Noncontrolling Interest	Total
Beginning Balance, Amount at Jun. 30, 2009	$ 0	$ 2	$ 12,483	$ 0	$ (12,554)	$ (69)	$ 0	$ (69)
Net loss					(9)			(9)
Stock issued for Loyalize acquisition								0
Capital related to corporate jet								0
Ending Balance, Amount at Jun. 30, 2010	0	2	12,483	0	(12,563)	(78)	0	(78)
Net loss					(19,908)	(19,908)		(19,908)
Issuance of common stock		65	14,043			14,043		14,043
Notes receivable from shareholders			(128)			(128)		(128)
Notes receivable Executive Officer				(3,291)		(3,291)		(3,291)
Warrants issued for services			2,529			2,529		2,529
Exercise of warrants			80			80		80
Restricted stock - share based compensation			10,772			10,772		10,772
Stock issued for Loyalize acquisition								0
Capital related to corporate jet								0
Ending Balance, Amount at Jun. 30, 2011	0	67	39,779	(3,291)	(32,471)	4,084	0	4,084
Net loss					(76,901)	(76,901)	(215)	(77,116)
Notes receivable from shareholders			3			3		3
Notes receivable Executive Officer				(103)		(103)		(103)
Restricted stock - share based compensation			25,190			25,190		25,190
Private placement of common stock and warrants for cash		8	33,405			33,413		33,413
Compensation charge for fair value of common stock and warrants issued in connection with private placement			19,456			19,456		19,456
Interest income on notes receivable from shareholders			(2)			(2)		(2)
Employee stock options - share based compensation			4,619			4,619		4,619
Stock issued for WatchPoints acquisition			1,600			1,600		1,600
Stock issued for Loyalize acquisition			1,719			1,719		1,719
Capital related to corporate jet			336			336		336
Ending Balance, Amount at Mar. 31, 2012	$ 0	$ 75	$ 126,105	$ (3,394)	$ (109,372)	$ 13,414	$ (215)	$ 13,199